Description of Organization and Summary of Significant Accounting Policies - Revenue Recognition (Details) - HZO, Inc. and Subsidiaries - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregated Revenue
Total Net Sales	$ 3,399,827	$ 2,393,943	$ 4,842,186	$ 5,342,826
Receivables, gross	1,405,336		808,073	1,028,215	$ 2,512,029
Contract liabilities	397,800		21,728	128,704	108,058
Allowance for credit losses	0		$ 5,447	191,833	$ 197,730
Minimum
Disaggregated Revenue
Contract payment term (in days)			30 days
Maximum
Disaggregated Revenue
Contract payment term (in days)			60 days
Coating services, recurring
Disaggregated Revenue
Total Net Sales	3,339,999	2,377,267	$ 4,787,766	3,934,930
Equipment sales
Disaggregated Revenue
Total Net Sales	$ 59,828	$ 16,676	$ 54,420	$ 1,407,896
Equipment sales | Minimum
Disaggregated Revenue
Revenue recognition (in months)			2 months
Equipment sales | Maximum
Disaggregated Revenue
Revenue recognition (in months)			3 months
Professional services | Minimum
Disaggregated Revenue
Revenue recognition (in months)			2 months
Professional services | Maximum
Disaggregated Revenue
Revenue recognition (in months)			3 months